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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];  Amendment Number:

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    GLENHILL ADVISORS, LLC
Address: 600 FIFTH AVENUE, 11TH FLOOR
         NEW YORK, NEW YORK 10020

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    Glenn J. Krevlin
Title:   Managing Member
Phone:   (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:

     /s/ GLENN J. KREVLIN         New York, New York        November 14, 2012
----------------------------   ------------------------   ---------------------
         [Signature]                [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           89
Form 13F Information Table Value Total:      496,495
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            Form 13F
   No.     File Number     Name

   01      028- 10911      Glenhill Capital Management, LLC
   02      028- 10962      Glenhill Capital Overseas GP, Ltd.
   03      028- 14598      Glenhill Capital Advisors, LLC


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FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
----------------------- ----------- ----------- --------- --------------------------- -------------- -------- ---------------------
                          TITLE OF                VALUE   SHARES OR                     INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP    (X$1000)   PRN AMT   SH/PRN  PUT/CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
----------------------- ----------- ----------- --------- --------- -------- -------- -------------- -------- ------ --------- ----
Adobe Systems Inc       COM         00724F 10 1    1,135     34,981 SH                Shared-Defined   01, 03 Sole
Adobe Systems Inc       COM         00724F 10 1    9,733    300,091 SH                Shared-Defined   02, 03 Sole
August 13 Calls on
 SEE US                 CALL        81211K 90 0    1,125      5,000 SH       Call     Shared-Defined   02, 03 Sole
B/E Aerospace Inc       COM         073302 10 1    1,892     44,923 SH                Shared-Defined   01, 03 Sole
B/E Aerospace Inc       COM         073302 10 1   22,722    539,577 SH                Shared-Defined   02, 03 Sole
Bloomin' Brands Inc     COM         094235 10 8      995     60,500 SH                Shared-Defined   01, 03 Sole
Bloomin' Brands Inc     COM         094235 10 8   13,507    821,100 SH                Shared-Defined   02, 03 Sole
Blyth Inc               COM         09643P 20 7      494     18,996 SH                Shared-Defined   01, 03 Sole
Blyth Inc               COM         09643P 20 7    5,250    202,004 SH                Shared-Defined   02, 03 Sole
Casual Male Retail
 Group Inc              COM         148711 30 2    6,866  1,506,541 SH                Shared-Defined   01, 03 Sole
Casual Male Retail
 Group Inc              COM         148711 30 2   14,799  3,196,377 SH                Shared-Defined   02, 03 Sole
China Pharma Holdings
 Inc                    COM         16941T 10 4       73    200,000 SH                Shared-Defined   01, 03 Sole
China Xd Plastics
 Co Ltd                 COM         16948F 10 7      707    184,800 SH                Shared-Defined   01, 03 Sole
China Yida Holdings Co  COM         16945D 20 4      125    240,519 SH                Shared-Defined   01, 03 Sole
Comverse Technology     COM PAR
 Inc                    $0.10       205862 40 2      787    127,979 SH                Shared-Defined   01, 03 Sole
Comverse Technology     COM PAR
 Inc                    $0.10       205862 40 2   11,029  1,793,371 SH                Shared-Defined   02, 03 Sole
Covanta Holding Corp    COM         22282E 10 2    4,453    259,484 SH                Shared-Defined   01, 03 Sole
Covanta Holding Corp    COM         22282E 10 2   19,964  1,163,420 SH                Shared-Defined   02, 03 Sole
Devon Energy
 Corporation            COM         25179M 10 3      270      4,467 SH                Shared-Defined   01, 03 Sole
Dover Saddlery Inc      COM         260412 10 1    3,428    918,983 SH                Shared-Defined   02, 03 Sole
Express Scripts
 Holding Co             COM         30219G 10 8      693     11,071 SH                Shared-Defined   01, 03 Sole
Family Dollar Stores    COM         307000 10 9   19,061    287,500 SH                Shared-Defined   02, 03 Sole
February 13 Calls
 on NICE US             CALL        653656 90 8       74        500 SH       Call     Shared-Defined   02, 03 Sole
February 13 Calls
 on NICE US             CALL        653656 90 8       21        500 SH       Call     Shared-Defined   02, 03 Sole
Fifth & Pacific Cos Inc COM         316645 10 0      588     46,040 SH                Shared-Defined   01, 03 Sole
Fifth & Pacific Cos Inc COM         316645 10 0   18,482  1,446,180 SH                Shared-Defined   02, 03 Sole
Flow Intl Corp          COM         343468 10 4    1,129    305,000 SH                Shared-Defined   01, 03 Sole
Gildan Activewear Inc   COM         375916 10 3   19,008    600,000 SH                Shared-Defined   02, 03 Sole
Green Mountain
 Coffee Roaste          COM         393122 10 6    1,819     76,640 SH                Shared-Defined   01, 03 Sole
Green Mountain
 Coffee Roaste          COM         393122 10 6   19,416    817,860 SH                Shared-Defined   02, 03 Sole
Hanesbrands Inc         COM         410345 10 2      354     11,109 SH                Shared-Defined   01, 03 Sole
Ingersoll-Rand Plc      SHS         G47791 10 1      393      8,765 SH                Shared-Defined   01, 03 Sole
Jack In The Box Inc     COM         466367 10 9      793     28,226 SH                Shared-Defined   01, 03 Sole
Jack In The Box Inc     COM         466367 10 9    9,080    323,000 SH                Shared-Defined   02, 03 Sole
January 13 Calls
 on ESRX US             CALL        30219G 90 8      938      2,700 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on MON US              CALL        61166W 90 1      328        500 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on MSI US              CALL        620076 90 7    1,334      2,750 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on NWSA US             CALL        65248E 90 4    1,275      4,250 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on SEE US              CALL        81211K 90 0      546      2,000 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on SEE US              CALL        81211K 90 0      406      2,000 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on SEE US              CALL        81211K 90 0      796      5,000 SH       Call     Shared-Defined   02, 03 Sole
January 13 Calls
 on SEE US              CALL        81211K 90 0      184      5,250 SH       Call     Shared-Defined   02, 03 Sole
Joy Global Inc          COM         481165 10 8      372      6,639 SH                Shared-Defined   01, 03 Sole
Lionbridge
 Technologies Inc       COM         536252 10 9    2,454    708,654 SH                Shared-Defined   01, 03 Sole
Lionbridge
 Technologies Inc       COM         536252 10 9   16,771  4,764,557 SH                Shared-Defined   02, 03 Sole
Lj International Inc    ORD         G55312 10 5      677    371,968 SH                Shared-Defined   01, 03 Sole
Mako Surgical Corp      COM         560879 10 8      440     25,264 SH                Shared-Defined   01, 03 Sole
Mako Surgical Corp      COM         560879 10 8    8,457    485,736 SH                Shared-Defined   02, 03 Sole
Men'S Wearhouse
 Inc/The                COM         587118 10 0    1,456     42,293 SH                Shared-Defined   01, 03 Sole
Meritor Inc             COM         59001K 10 0    1,301    306,804 SH                Shared-Defined   01, 03 Sole
Monsanto Co             COM         61166W 10 1    1,685     18,632 SH                Shared-Defined   01, 03 Sole
Monsanto Co             COM         61166W 10 1   15,963    175,375 SH                Shared-Defined   02, 03 Sole
Motorola Solutions
 Inc                    COM         620076 30 7    1,759     34,805 SH                Shared-Defined   01, 03 Sole
Motorola Solutions
 Inc                    COM         620076 30 7   21,249    420,350 SH                Shared-Defined   02, 03 Sole
News Corp-Cl A          CL A        65248E 10 4    2,043     83,387 SH                Shared-Defined   01, 03 Sole
Nice Systems            SPONSORED
 Ltd-Spons Adr          ADR         653656 10 8   19,932    600,000 SH                Shared-Defined   02, 03 Sole
November 12 Puts
 on INT US              PUT         981475 95 6      387      1,250 SH       Put      Shared-Defined   02, 03 Sole
November 12 Calls
 on MW US               CALL        587118 90 0    3,120      6,500 SH       Call     Shared-Defined   02, 03 Sole
November 12 Calls
 on RKT US              CALL        772739 90 7      490      1,000 SH       Call     Shared-Defined   02, 03 Sole
November 12 Calls
 on SEE US              CALL        81211K 90 0       26      3,400 SH       Call     Shared-Defined   02, 03 Sole
October 12 Calls
 on KSS US              CALL        500255 90 4      380      2,000 SH       Call     Shared-Defined   02, 03 Sole
October 12 Calls
 on TEL US              CALL        H84989 90 4      151      4,650 SH       Call     Shared-Defined   02, 03 Sole
Pep Boys-Manny
 Moe & Jack             COM         713278 10 9    1,637    161,158 SH                Shared-Defined   01, 03 Sole
Pep Boys-Manny
 Moe & Jack             COM         713278 10 9   14,119  1,386,943 SH                Shared-Defined   02, 03 Sole
Qkl Stores Inc          COM         74732Y 20 4       69     91,667 SH                Shared-Defined   01, 03 Sole
Ralcorp Holdings Inc    COM         751028 10 1      407      5,575 SH                Shared-Defined   01, 03 Sole
Retail Opp Invest       *W EXP
 Corp-Cw14              10/23/2014  76131N 11 9    2,730  2,600,000 SH                Shared-Defined   02, 03 Sole
Retail Opportunity
 Investmen              COM         76131N 10 1    3,532    275,982 SH                Shared-Defined   01, 03 Sole
Retail Opportunity
 Investmen              COM         76131N 10 1   23,256  1,806,960 SH                Shared-Defined   02, 03 Sole
Sandisk Corp            COM         80004C 10 1      886     20,400 SH                Shared-Defined   01, 03 Sole
Sandisk Corp            COM         80004C 10 1   28,230    650,000 SH                Shared-Defined   02, 03 Sole
Sapient Corporation     COM         803062 10 8    1,600    159,160 SH                Shared-Defined   01, 03 Sole
Sapient Corporation     COM         803062 10 8    6,284    589,519 SH                Shared-Defined   02, 03 Sole
Sealed Air Corp         COM         81211K 10 0    2,942    190,324 SH                Shared-Defined   01, 03 Sole
Starwood Property
 Trust Inc              COM         85571B 10 5    3,332    145,064 SH                Shared-Defined   01, 03 Sole
Starwood Property
 Trust Inc              COM         85571B 10 5   22,043    947,263 SH                Shared-Defined   02, 03 Sole
Susser Holdings Corp    COM         869233 10 6      371     10,269 SH                Shared-Defined   01, 03 Sole
Susser Holdings Corp    COM         869233 10 6    6,863    189,731 SH                Shared-Defined   02, 03 Sole
Te Connectivity Ltd     REG SHS     H84989 10 4      862     25,352 SH                Shared-Defined   01, 03 Sole
Te Connectivity Ltd     REG SHS     H84989 10 4   11,870    349,003 SH                Shared-Defined   02, 03 Sole
Vera Bradley Inc        COM         92335C 10 6      398     16,700 SH                Shared-Defined   01, 03 Sole
Vera Bradley Inc        COM         92335C 10 6    1,510     63,300 SH                Shared-Defined   02, 03 Sole
Verint Systems Inc      COM         92343X 10 0    1,933     70,437 SH                Shared-Defined   01, 03 Sole
Verint Systems Inc      COM         92343X 10 0   10,964    399,564 SH                Shared-Defined   02, 03 Sole
Williams-Sonoma Inc     COM         969904 10 1      718     16,318 SH                Shared-Defined   01, 03 Sole
Williams-Sonoma Inc     COM         969904 10 1    9,242    210,182 SH                Shared-Defined   02, 03 Sole
Wr Grace & Co           COM         38388F 10 8    1,601     27,092 SH                Shared-Defined   01, 03 Sole
Wr Grace & Co           COM         38388F 10 8   22,538    381,489 SH                Shared-Defined   02, 03 Sole
Yongye
 International Inc      COM         98607B 10 6    1,374    300,000 SH                Shared-Defined   01, 03 Sole